FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS


Report for six month period ending:                  /     /     (a)

or fiscal year ending:                               12/31/99    (b)

Is this a transition report?:(Y/N)                     N
                                                    --------

Is this an amendment to a previous filing?(Y/N)        N
                                                    --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.  Registrant Name: First Investors Single Payment and Periodic
                           Payment Plans for the Accumulation of Shares of Fundamental Investors, Inc.

      B.  File Number:     811-818

      C.  Telephone
          Number:          (212) 858-8000

2.    A.  Street:          95 Wall Street

      B.  City:  New York  C.  State: New York   D.  Zip Code: 10005   Zip Ext:

      E.  Foreign Country:                                       Foreign Postal
                                                                 Code:


3.        Is this the first filing on this form by
          Registrant? (Y/N)                                             N
                                                                 ---------------
4.        Is this the last filing on this form by
          Registrant? (Y/N)                                             N
                                                                 ---------------
5.        Is Registrant a small business investment
          company (SBIC)? (Y/N)                                         N
                                                                 ---------------
          [If answer is "Y" (Yes), complete only items
          89 through 110.]

6.        Is Registrant a unit investment trust
          (UIT)? (Y/N)                                                  Y
                                                                 ---------------

          [If answer is "Y" (Yes), complete only items
          111 through 132.]

7.    A.  Is Registrant a series or multiple portfolio
          company? (Y/N)                                         ---------------

          [If answer is "N" (No), go to item 8.]

      B.  How many separate series or portfolios did
          Registrant have at the end of the period?              ---------------

                                                         -----------------------
                                                         If filing more than one
         For period ending 12/31/99                      Page 50, "X" box: [_]
                           ---------------               -----------------------
         File number 811-  818
                           ---------------


123.  [/]  State the total value of the additional
           units considered in answering item 122
           ($000's omitted)                                    $
                           ----------------------------         ----------------

124.  [/]  State the total value of units of prior
           series that were placed in the portfolios
           of subsequent series during the current
           period (the value of these units is to be
           measured on the date they were placed in
           the subsequent series)
           ($000's omitted)                                    $
                           ----------------------------         ----------------

125.  [/]  State the total dollar amount of sales
           loads collected (before reallowances to
           other brokers or dealers) by Registrant's
           principal underwriter and any underwriter
           which is an affiliated person of the
           principal underwriter during the current
           period solely from the sale of units of all
           series of Registrant
           ($000's omitted)                                    $        3
                           ----------------------------         ----------------

126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from
      secondary market operations in Registrant's units
      (include the sales loads, if any, collected on
      units of a prior series placed in the portfolio
      of a subsequent series.)
      ($000's omitted)                                         $        0
                      ---------------------------------         ----------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       NUMBER OF   TOTAL ASSETS  TOTAL INCOME
                                         SERIES      ($000'S     DISTRIBUTIONS
                                       INVESTING     OMITTED    (000'S OMITTED)

A.    U.S. Treasury direct
      issue                                        $               $
           ------------------------    --------     ---------       ---------

B.    U.S. Government
      agency                                       $               $
            -----------------------    --------     ---------       ---------

C.    State and municipal
      tax-free                                     $               $
              ---------------------    --------     ---------       ---------

D.    Public utility
      debt                                         $               $
          -------------------------    --------     ---------       ---------

E.    Brokers or dealers debt
      or debt of brokers' or
      dealers'
      parent                                       $               $
            -----------------------    --------     ---------       ---------

F.    All other corporate
      intermed. & long-term
      debt                                         $               $
          -------------------------    --------     ---------       ---------

G.    All other corporate
      short-term
      debt                                         $               $
          -------------------------    --------     ---------       ---------

H.    Equity securities of brokers
      or dealers or parents of
      brokers or
      dealers                                      $               $
             ----------------------    --------     ---------       ---------

I.    Investment company equity
      securities                          1        $ 139,128       $  1,645
                -------------------    --------     ---------       ---------

J.    All other equity
      securities                                   $               $
                -------------------    --------     ---------       ---------

K.    Other securities                             $               $
                      -------------    --------     ---------       ---------

L.    Total assets of all
      series of
      registrants                                  $ 139,128       $
                 ------------------    --------     ---------       ---------



                                                         -----------------------
                                                         If filing more than one
         For period ending 12/31/99                      Page 50, "X" box: [_]
                           ---------------               -----------------------
         File number 811-  818
                           ---------------



128.  [/]  Is the timely payment of principal and interest
           on any of the portfolio securities held by any
           of Registrant's series at the end of the current
           period insured or guaranteed by an entity other
           than the issuer?
           (Y/N)
                -------------------------------------------      ---------------
                                                                 Y/N

129.  [/]  Is the issuer of any instrument covered in item
           128 delinquent or in default as to payment of
           principal or interest at the end of the current
           period?
           (Y/N)
                -------------------------------------------      ---------------
                                                                 Y/N

           [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees?
           (Y/N)
                -------------------------------------------      ---------------
                                                                 Y/N
           [If answer is "N" (No), go to item 131.]

131.  Total expenses incurred by all series of Registrant
      during the current reporting period
      ($000's omitted)                                           $     24
                     -------------------------------------       ---------------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-             811-             811-             811-             811-
    --------         --------         --------         --------         --------

811-             811-             811-             811-             811-
    --------         --------         --------         --------         --------

811-             811-             811-             811-             811-
    --------         --------         --------         --------         --------

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.


                                                FIRST INVESTORS CORPORATION
                                                Depositor

Witness     /s/ Larry R. Lavoie                 By  /s/ Marvin M. Hecker
           --------------------                    --------------------
            Larry R. Lavoie                         Marvin M. Hecker
            Secretary                               President